PROPOSED MERGER (10-Q)	6 Months Ended
Jun. 30, 2011
PROPOSED MERGER
PROPOSED MERGER (Text Block)
The UTG and ACAP boards of directors have approved a merger proposal of the two entities whereby the shareholders of ACAP would receive shares of UTG in exchange for their current ACAP shares.  ACAP is currently a 73% owned subsidiary of UG.  The merger would reduce the corporate structure and provide certain efficiencies and economies to the Companies.  Conditions of completion of this proposal include, among other things, necessary regulatory approvals and ACAP shareholder approval.